ASSETS HELD FOR SALE AND NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES	12 Months Ended
Dec. 31, 2011
ASSETS HELD FOR SALE AND NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND OTHER IMPAIRMENTS AND EXIT CHARGES [Abstract]
ASSETS HELD FOR SALE AND NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES
D.	ASSETS HELD FOR SALE AND NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES

Included in “Assets held for sale” on our Consolidated Balance Sheets are certain property, plant and equipment totaling $2.4 million on December 25, 2010.  The assets held for sale consist of certain vacant land and facilities we closed to better align manufacturing capacity with the current business environment.  The fair values were determined based on broker assessment of value or recent offers to acquire assets.  These and other idle assets were evaluated based on the requirements of ASC 360, which resulted in impairment and other exit charges included in “Net loss (gain) on disposition of assets, early retirement and other impairment and exit charges” for the years ended December 31, 2011, December 25, 2010 and December 26, 2009, respectively.  These amounts include the following, separated by reporting segment (in millions):

	December 31, 2011				December 25, 2010				December 26, 2009
	Eastern and Western	Site- Built	All Other	Total	Eastern and Western	Site- Built	All Other	Total	Eastern and Western	Site- Built	All Other	Total
Severances and early retirement	$0.7		$3.1	$3.8	$0.6	$0.2		$0.8	$0.3	$0.4		$0.7
Property, plant and equipment			(0.1)	(0.1)	0.5	0.1		0.6	1.9	0.2	$0.4	2.5
Loss (gain) on impairment or sale of real estate	0.8	$1.8	0.1	2.7					(3.4)	(0.8)		(4.2)
Lease termination									0.1		0.5	0.6
Other intangibles					0.6			0.6			0.3	0.3
Total	$1.5	$1.8	$3.1	$6.4	$1.7	$0.3	$-	$2.0	$(1.1)	$(0.2)	$1.2	$(0.1)

On June 20, 2011 our chief executive officer resigned and we entered into a consulting and non-competition agreement with him.  We accrued for the present value of the future payments under the agreement totaling $2.6 million in June 2011.

The changes in assets held for sale are as follows (in thousands):

	Net Book		Net Sales
Description	Value	Date of Sale	Price
Assets held for sale as of December 26, 2009	$-
Additions	2,446
Assets held for sale as of December 25, 2010	2,446
Additions	5,082
Transfers to held for use	(6,701)
Sale of certain real estate in Indianapolis, Indiana	(827)	May 17, 2011	$0.7 million
Assets held for sale as of December 31, 2011	$-

In 2011, we transferred certain assets back to held for use because we did not believe we would sell these assets within a year due to difficult economic conditions and competitive factors.  Appropriate “catch-up” adjustments were recorded for depreciation associated with the transfer of these assets to held for use that were not significant to operating results.